As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

A. Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010

(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
06/30/2009 (Unaudited)
		Fair Value	Frequency of
	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 4.01%*
Long Short Equity - General - 4.01%*
Zebedee Focus Fund Limited (Cost $1,800,000)	1,800,000	$2,484,861	Monthly
INVESTMENTS IN U.S. LIMITED PARTNERSHIPS - 70.71%*
Dedicated Short Bias - Short Equity - 3.42%*
AdvantHedge Fund, LP	1,000,000	728,607	Daily
Dialectic Antithesis Partners, LP	729,906	1,020,846	Quarterly
Willow Creek Short Biased 30/130 Fund, L.P.	608,073	374,037	Quarterly
		2,123,490
Event Driven - Distressed - 13.03%*
Contrarian Capital Fund I, L.P.	1,600,000	1,305,339	Annually
Mast Credit Opportunities I, L.P.	2,600,000	2,997,967	Quarterly
MatlinPatterson Distressed Opportunities Fund, L.P.	2,100,000	2,155,307	Semi-Annually
Standard Pacific Asymmetric Opportunities Fund, L.P.	1,340,000	1,618,615	Quarterly
		8,077,228
Global Macro - Discretionary - 4.47%*
Graham Global Investment Fund Ltd.	2,750,000	2,768,583	Monthly

Long Short Equity - General - 32.14%*
Absolute Partners Fund, LLC	2,900,000	2,626,390	Monthly
Arnott Opportunities (U.S.), LLC	2,400,000	2,413,926	Quarterly
Epic Canadian Long Short Fund, LP	16,328	8,851	Monthly
Harvey SMidCap Fund, LP - Class A	2,507,404	2,801,099	Quarterly
Lafitte Fund I (QP) LP ^	2,200,000	1,312,084	Quarterly
Oak Street Capital Fund, L.P.	2,800,000	2,803,702	Quarterly
Soundpost Capital, LP	2,300,000	2,293,470	Quarterly
Sprott Capital, LP	1,617,353	1,627,289	Monthly
Steelhead Navigator Fund, L.P.	2,780,000	2,199,894	Quarterly
Whitney Japan Partners, LP	1,730,791	1,836,819	Quarterly
		19,923,524
Long Short Equity - Sector - 17.65%*
Aria Select Consumer Fund LP	1,960,000	1,584,916	Monthly
Coeus Capital LP	2,200,000	1,857,204	Quarterly
Longbow Infrastructure L.P. - Class B#	2,800,000	2,519,066	Quarterly
Shannon River Partners II LP - Class A	2,300,000	2,321,235	Quarterly
Sio Partners, LP	2,165,932	2,662,404	Quarterly
		10,944,825
TOTAL INVESTMENTS IN U.S. LIMITED PARTNERSHIPS (Cost $45,405,787)		43,837,650

SHORT TERM INVESTMENT - 28.80%*
Fidelity Institutional Treasury Only Portfolio	17,854,905	17,854,905

TOTAL SHORT TERM INVESTMENTS (Cost $17,854,905)		17,854,905

Total Investments (Cost $65,060,692) - 103.52%*		64,177,416
Other Liabilities in Excess of Assets - (3.52%)*		(2,181,635)
TOTAL NET ASSETS - 100.00%*		$61,995,781

Footnotes
* Percentages are stated as a percent of net assets.
^ Frequency of redemption is subject to 12-month lockup period by the underlying fund, which expires in July, 2009.
# Frequency of redemption is subject to 24-month lockup period by the underlying fund, which expires in October, 2009.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Cost of Investments	$64,800,408
Gross unrealized appreciation	2,931,551
Gross unrealized depreciation	(3,554,543)
Net unrealized appreciation	$(622,992)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009;

Description	Investments in Securities
Level 1 - Quoted prices	$17,854,905
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	46,322,511
Total	$64,177,416

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2009	$42,624,193
Accrued discounts / premiums	-
Realized gain (loss)	256,674
Change in unrealized appreciation (depreciation)	2,660,124
Net purchases (sales)	781,520
Transfers in and / or out of Level 3	-
Balance as of June 30, 2009	$46,322,511

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date  August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date  August 25, 2009

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date  August 24, 2009